Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

Composition	12/31/2021	12/31/2020
Deferred tax assets
Loans and other financing	2,634,006	2,578,320
Provisions and employee benefits	1,094,454	892,236
Allowances for contingencies	459,249	551,200
Leases	175,719	160,220
Unused Inflation adjustment in accordance with income tax law	111,908	169,255
Other	285,949	244,174

Total deferred tax assets	4,761,285	4,595,405

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	5,645,093	10,341,362
Intangible assets	2,932,739	2,079,409
Investments in other companies	1,231,051	1,937,941
Profit or loss for forward sale	932,601	772,396
Other	219,231	611,235

Total deferred tax liabilities	10,960,715	15,742,343

Net deferred tax liabilities	6,199,430	11,146,938

Schedule of Changes in Net Deferred Tax Liabilities
Changes in net deferred tax assets and liabilities as of December 31, 2021 and 2020 are summarized as follows:

Composition	12/31/2021	12/31/2020
Net deferred tax liabilities at beginning of the fiscal year	11,146,938	1,062,726
Profit / (Loss) for deferred taxes recognized in the statement of income	4,947,508	(10,084,212)

Net deferred tax liabilities at fiscal year end	6,199,430	11,146,938

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated financial statements are as follows:

Composition	12/31/2021	12/31/2020	12/31/2019
Current income tax expense (1)	4,058,744	6,644,341	27,049,402
(Profit) / Loss for deferred taxes	(4,947,508)	10,084,212	(6,418,567)
Other tax effects			79,608
Monetary effects	2,074,796	2,964,723	5,882,684
Income tax loss recorded in the statement of income	1,186,032	19,693,276	26,593,127
Income tax loss recorded in other comprehensive income	1,209,307	193,217	299,058

Total	2,395,339	19,886,493	26,892,185

(1)	See section “Tax inflation adjustment – Fiscal years 2019 and 2020” of this note.

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2021	12/31/2020	12/31/2019
Income carrying amount before income tax	24,059,316	59,171,604	69,166,677
Applicable income tax rate	35%	30%	30%
Income tax on income carrying amount	8,420,761	17,751,481	20,750,003
Net permanent differences and other tax effects including the fiscal inflation adjustment	(7,234,729)	1,941,795	5,843,124

Total income tax	1,186,032	19,693,276	26,593,127